Income Tax Expense	12 Months Ended
Dec. 31, 2018
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Income Tax Expense

Note 19: Income Tax Expense

As mentioned in Note 3.13—Accounting Principles—Other Income, the French Research Tax Credit is not included in the line item “Income taxes” but included in the line item “Other Income.”

Reconciliation between the Effective and Nominal Income Tax Expense

The following table shows the reconciliation between the effective and nominal tax expense at the nominal standard French rate of 33.33% as of December 31, 2016 and 2017 and 28.0% as of December 31, 2018 (excluding additional contributions):

	Year ended December 31,
	2016	2017	2018
	(Amounts in thousands of Euros)
(Loss) before taxes	(114,531)	(147,692)	(166,061)
Theoretical group tax rate	33,33%	33,33%	28,00%
Nominal tax expense	38,173	49,226	46,497
Increase/decrease in tax expense arising from:
Permanent differences	—	—	—
Research tax credit	2,409	3,110	3,089
Share-based compensation	(11,451)	(10,260)	(7,253)
Non recognition of deferred tax assets related to tax losses and temporary differences	(29,195)	(41,453)	(54,205)
Other differences	64	622	11,887
Effective tax expenses	—	—	(15)
Effective tax rate	0%	0%	0,01%

Deferred Tax Assets and Liabilities

As mentioned in Note 3.15, the Company has not recognized deferred tax assets in the Consolidated Statements of Financial Position. The amount of the losses carried forward at the end of December 2018 is €531 million including €527 million for DBV Technologies S.A.